Business Acquisitions - Unaudited Proforma Consolidated Results of Acquisitions (Details) - Solar Juice Pty Ltd. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net sales	$ 214,953	$ 171,038
Net loss	$ (184,296)	$ (3,699)
Basic and diluted earnings per share	$ (0.30)	$ (0.01)